UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2003
                                                --------------------------------

Check here if Amendment  [ ]; Amendment Number:
                                                -------------------------
  This Amendment (Check only one.):             [ ]   is a restatement.
                                                [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Jundt Associates, Inc.
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Address:       301 Carlson Parkway, Suite 120
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               Minnetonka, Minnesota 55305


Form 13F File Number:  28- 2786
                          ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marcus E. Jundt
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Title:         Vice Chairman
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Phone:         (952) 541-0677
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Signature, Place, and Date of Signing:

/s/ Marcus E. Jundt         Minneapolis, Minnesota             May 1, 2003
---------------------     --------------------------     -----------------------
[Signature]                     [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0
                                                 -------------------------------

Form 13F Information Table Entry Total:           72
                                                 -------------------------------

Form 13F Information Table Value Total:          $155,868
                                                 -------------------------------
                                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                COLUMN 1                 COLUMN 2       COLUMN 3      COLUMN 4                COLUMN 5                  COLUMN 6
    --------------------------------    ----------     ---------     ----------     -----------------------------     ------------

                                         TITLE OF                      VALUE         SHRS OR      SH/        PUT/       INVESTMENT
             NAME OF ISSUER                CLASS         CUSIP        (x$1000)       PRN AMT      PRN        CALL       DISCRETION
    --------------------------------    ----------     ---------     ----------     ---------    ------    --------    ------------
ABBOTT LABS COM                          COMMON         002824100      6,582        175000         SH                     Sole
ACCREDO HEALTH                           COMMON         00437V104        381         15650         SH                     Sole
ALIGN TECHNOLOGY INC COM                 COMMON         016255101      2,359        389900         SH                     Sole
ALLIANT TECHSYSTEMS                      COMMON         018804104      1,620         30000         SH                     Sole
ALLSCRIPTS HLTHCAR SOL COM               COMMON         01988p108      2,162        786200         SH                     Sole
AMERICAN PHARMACEU PTN                   COMMON         02886P109        511         26700         SH                     Sole
ANTEON INTL CORP COM                     COMMON         03674E108      1,039         46300         SH                     Sole
AT&T CORP COM WIRLES GRP                 COMMON         00209a106      8,268       1252800         SH                     Sole
ATS MED INC COM                          COMMON         002083103        559        307000         SH                     Sole
BED BATH & BEYOND INC                    COMMON         075896100        798         23100         SH                     Sole
BIOSPHERE MEDICAL INC COM                COMMON         09066V103      1,981        421500         SH                     Sole
BOSTON SCIENTIFIC CORP COM               COMMON         101137107      4,484        110000         SH                     Sole
CABLEVISION SYS CORP CL A                COMMON         12686C109      2,752        144900         SH                     Sole
CEPHALON                                 COMMON         156708109        455         11400         SH                     Sole
CHARTER COMMUNCTNS DEL CL A              COMMON         16117m107      3,466       4176300         SH                     Sole
CHECKFREE CORP NEW COM                   COMMON         162813109        591         26300         SH                     Sole
CHEESECAKE FACTORY                       COMMON         163072101        374         11600         SH                     Sole
CLEAR CHANNEL COMMUN COM                 COMMON         184502102      3,473        102400         SH                     Sole
COMCAST CORP CL A SPL                    COMMON         20030N200      7,035        255900         SH                     Sole
COSTCO WHSL CORP NEW COM                 COMMON         22160k105      1,486         49500         SH                     Sole
COX COMMUNICATIONS NEW CL A              COMMON         224044107      3,133        100700         SH                     Sole
DICKS SPORTING GOODS COM                 COMMON         253393102        383         16700         SH                     Sole
ECHOSTAR COMMNTNS                        COMMON         278762109      1,574         54500         SH                     Sole
ENCORE ACQUISITION CO COM                COMMON         29255W100        970         52600         SH                     Sole
ENTRAVISION COMMUNCTNS CL A              COMMON         29382R107        662        122500         SH                     Sole
FAMOUS DAVES AMER INC                    COMMON         307068106      3,565        806500         SH                     Sole
FOREST LABS INC COM                      COMMON         345838106        356          6600         SH                     Sole
GAMESTOP                                 COMMON         36466R101        452         37700         SH                     Sole
GENENTECH INC COM NEW                    COMMON         368710406      2,864         81800         SH                     Sole
GIVEN IMAGING ORD SHS                    COMMON         M52020100      2,435        279900         SH                     Sole
GM HUGHES ELECTRONIC                     COMMON         370442832      7,084        632500         SH                     Sole
HARMAN INTL INDS INC COM                 COMMON         413086109        428          7300         SH                     Sole
HERLEY INDS                              COMMON         427398102        387         22500         SH                     Sole
HOME DEPOT INC                           COMMON         437076102      1,598         65600         SH                     Sole
HUMANA INC COM                           COMMON         444859102      2,053        213900         SH                     Sole
I2 TECHNOLOGIES INC                      COMMON         465754109        218        275700         SH                     Sole
ICOS CORP COM                            COMMON         449295104      1,403         75000         SH                     Sole
IDEC PHARMACEUTICALS COM                 COMMON         449370105        589         17200         SH                     Sole
IMMERSION CORP                           COMMON         452521107      1,745       1530500         SH                     Sole
INSIGHT COMMUNICATIONS CL A              COMMON         45768V108        179         15000         SH                     Sole
INTEGRATED DEFENSE TEC                   COMMON         45819B101      1,737        122300         SH                     Sole
INTEL CORP COM                           COMMON         458140100      5,387        330900         SH                     Sole
INTUIT COM                               COMMON         461202103        945         25400         SH                     Sole
INTUITIVE SURGICAL INC COM               COMMON         46120E107      1,360        210600         SH                     Sole
JOHNSON & JOHNSON COM                    COMMON         478160104      8,160        141000         SH                     Sole
KOHLS CORP COM                           COMMON         500255104        464          8200         SH                     Sole
KRISPY KREME DOUGHNUTS COM               COMMON         501014104        647         19100         SH                     Sole
LINENS N THINGS INC                      COMMON         535679104        711         35000         SH                     Sole
LOCKHEED MARTIN CORP                     COMMON         539830109      2,682         56400         SH                     Sole
MEDIACOM COMMUNICATION CL A              COMMON         58446K105      4,026        457500         SH                     Sole
MEDICINES CO                             COMMON         584688105        615         33000         SH                     Sole
MICROSOFT CORP                           COMMON         594918104      9,035        373200         SH                     Sole
NEXTEL COMMUNICATIONS CL A               COMMON         65332v103        670         50000         SH                     Sole
NEXTEL PARTNERS INC CL A                 COMMON         65333F107        708        140500         SH                     Sole
OIL STS INTL                             COMMON         678026105      1,315        109600         SH                     Sole
OPENWAVE SYS INC COM                     COMMON         683718100        338        237800         SH                     Sole
PANERA BREAD CO CL A                     COMMON         69840w108        668         21900         SH                     Sole
PFIZER                                   COMMON         717081103      8,825        283200         SH                     Sole
PLUMTREE SOFTWARE                        COMMON         72940Q104        249         62200         SH                     Sole
PMC-SIERRA INC                           COMMON         69344F106        203         34100         SH                     Sole
SCHLUMBERGER LTD COM                     COMMON         806857108        372          9800         SH                     Sole
SPANISH BROADCASTING CL A                COMMON         846425882        154         25000         SH                     Sole
SPINNAKER EXPL                           COMMON         84855W109        291         15000         SH                     Sole
SPRINT CORP PCS COM SER 1                COMMON         852061506      4,527       1038400         SH                     Sole
SUN MICROSYSTEMS INC COM                 COMMON         866810104      4,195       1286800         SH                     Sole
TARGET CORP                              COMMON         87612e106      2,657         90800         SH                     Sole
TIVO                                     COMMON         888706108        260         51000         SH                     Sole
VISX                                     COMMON         92844S105        832         78500         SH                     Sole
WAL MART STORES                          COMMON         931142103        479          9200         SH                     Sole
WEBSENSE                                 COMMON         947684106        306         20800         SH                     Sole
XM SATELLITE RADIO HLD CL A              COMMON         983759101     10,269       1743500         SH                     Sole
XOMA LTD ORD                             COMMON         G9825R107        328         82800         SH                     Sole

Totals                                                              $155,868    19,980,650


[WIDE TABLE CONTINUED FROM ABOVE]

                COLUMN 1                COLUMN 7                    COLUMN 8
    --------------------------------    ---------       --------------------------------

                                           OTHER                VOTING AUTHORITY
             NAME OF ISSUER              MANAGERS         SOLE        SHARED       NONE
    -------------------------------     ----------      -------       -------      -----
ABBOTT LABS COM                                          175000
ACCREDO HEALTH                                            15650
ALIGN TECHNOLOGY INC COM                                 389900
ALLIANT TECHSYSTEMS                                       30000
ALLSCRIPTS HLTHCAR SOL COM                               786200
AMERICAN PHARMACEU PTN                                    26700
ANTEON INTL CORP COM                                      46300
AT&T CORP COM WIRLES GRP                                1252800
ATS MED INC COM                                          307000
BED BATH & BEYOND INC                                     23100
BIOSPHERE MEDICAL INC COM                                421500
BOSTON SCIENTIFIC CORP COM                               110000
CABLEVISION SYS CORP CL A                                144900
CEPHALON                                                  11400
CHARTER COMMUNCTNS DEL CL A                             4176300
CHECKFREE CORP NEW COM                                    26300
CHEESECAKE FACTORY                                        11600
CLEAR CHANNEL COMMUN COM                                 102400
COMCAST CORP CL A SPL                                    255900
COSTCO WHSL CORP NEW COM                                  49500
COX COMMUNICATIONS NEW CL A                              100700
DICKS SPORTING GOODS COM                                  16700
ECHOSTAR COMMNTNS                                         54500
ENCORE ACQUISITION CO COM                                 52600
ENTRAVISION COMMUNCTNS CL A                              122500
FAMOUS DAVES AMER INC                                    806500
FOREST LABS INC COM                                        6600
GAMESTOP                                                  37700
GENENTECH INC COM NEW                                     81800
GIVEN IMAGING ORD SHS                                    279900
GM HUGHES ELECTRONIC                                     632500
HARMAN INTL INDS INC COM                                   7300
HERLEY INDS                                               22500
HOME DEPOT INC                                            65600
HUMANA INC COM                                           213900
I2 TECHNOLOGIES INC                                      275700
ICOS CORP COM                                             75000
IDEC PHARMACEUTICALS COM                                  17200
IMMERSION CORP                                          1530500
INSIGHT COMMUNICATIONS CL A                               15000
INTEGRATED DEFENSE TEC                                   122300
INTEL CORP COM                                           330900
INTUIT COM                                                25400
INTUITIVE SURGICAL INC COM                               210600
JOHNSON & JOHNSON COM                                    141000
KOHLS CORP COM                                             8200
KRISPY KREME DOUGHNUTS COM                                19100
LINENS N THINGS INC                                       35000
LOCKHEED MARTIN CORP                                      56400
MEDIACOM COMMUNICATION CL A                              457500
MEDICINES CO                                              33000
MICROSOFT CORP                                           373200
NEXTEL COMMUNICATIONS CL A                                50000
NEXTEL PARTNERS INC CL A                                 140500
OIL STS INTL                                             109600
OPENWAVE SYS INC COM                                     237800
PANERA BREAD CO CL A                                      21900
PFIZER                                                   283200
PLUMTREE SOFTWARE                                         62200
PMC-SIERRA INC                                            34100
SCHLUMBERGER LTD COM                                       9800
SPANISH BROADCASTING CL A                                 25000
SPINNAKER EXPL                                            15000
SPRINT CORP PCS COM SER 1                               1038400
SUN MICROSYSTEMS INC COM                                1286800
TARGET CORP                                               90800
TIVO                                                      51000
VISX                                                      78500
WAL MART STORES                                            9200
WEBSENSE                                                  20800
XM SATELLITE RADIO HLD CL A                             1743500
XOMA LTD ORD                                              82800

Totals                                               19,980,650